Annual Total Returns - Fidelity SAI Emerging Markets Low Volatility Index Fund [BarChart] - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jan. 30, 2019
Fidelity SAI Emerging Markets Low Volatility Index Fund
Bar Chart Table:
Annual Return 2020	5.21%